Segmented Information	12 Months Ended
Dec. 31, 2020
Segmented Information
Segmented Information

14.Segmented Information

The Corporation operates in one segment, being the exploration, evaluation and potential development of the Stibnite Gold Project. Details on a geographic basis are as follows:

	2020	2019
Assets by geographic segment, at cost
Canada
Current assets	$24,812,361	$17,487,984
Non-current assets	66,144	103,744
	24,878,505	17,591,728
United States
Current assets	980,127	922,630
Non-current assets	72,272,980	71,990,502
	73,253,107	72,913,132
	$98,131,612	$90,504,860